Reportable Segment (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segments [Abstract]
Summary of rental income and NOI from continuing and discontinued operations for UDR's reportable segments and reconciliation of NOI to loss from continuing operations

	For the Years Ended December 31,
	2011	2010	2009
Reportable apartment home segment rental income
Same Communities
Western Region	$185,759	$177,771	$182,120
Mid-Atlantic Region	136,105	130,716	127,161
Southeastern Region	100,741	97,325	96,283
Southwestern Region	35,266	33,727	33,351
Non-Mature communities/Other	273,087	194,329	163,984

Total segment and consolidated rental income	$730,958	$633,868	$602,899

Reportable apartment home segment NOI
Same Communities
Western Region	$129,292	$121,338	$127,653
Mid-Atlantic Region	93,926	89,175	86,256
Southeastern Region	63,649	61,587	59,788
Southwestern Region	20,319	19,205	17,870
Non-Mature communities/Other	177,574	119,759	106,893

Total segment and consolidated NOI	484,760	411,064	398,460

Reconciling items:
Non-property income	17,422	14,347	14,274
Property management	(20,101)	(17,432)	(16,581)
Other operating expenses	(6,217)	(5,848)	(6,485)
Depreciation and amortization	(370,343)	(303,446)	(278,391)
Interest, net	(158,333)	(150,796)	(142,152)
General and administrative	(45,915)	(45,243)	(39,035)
Severance costs and other restructuring charges	(1,342)	(6,803)	—
Other depreciation and amortization	(3,931)	(4,843)	(5,161)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Redeemable noncontrolling interests in OP	(395)	3,835	4,282
Non-controlling interests	(167)	(146)	(191)
Tax (expense)/ benefit	(7,571)	2,533	(311)
Gain on the sale of depreciable property	138,508	4,083	2,424

Net income/(loss) attributable to UDR, Inc.	$20,023	$(102,899)	$(87,532)

Details of assets of UDR's reportable segments

	December 31,
	2011	2010
Reportable apartment home segment assets
Same Communities
Western Region	$1,938,696	$1,920,742
Mid-Atlantic Region	1,154,559	1,144,527
Southeastern Region	801,712	792,338
Southwestern Region	343,457	340,246
Non-Mature communities/Other	3,836,047	2,683,494

Total segment assets	8,074,471	6,881,347
Accumulated depreciation	(1,831,727)	(1,638,326)

Total segment assets - net book value	6,242,744	5,243,021

Reconciling items:
Cash and cash equivalents	12,503	9,486
Marketable securities	—	3,866
Restricted cash	24,634	15,447
Deferred financing costs, net	30,068	27,267
Notes receivable	—	7,800
Investment in unconsolidated joint ventures	213,040	148,057
Other assets	198,365	74,596

Total consolidated assets	$6,721,354	$5,529,540